General and Administrative Expenditures	12 Months Ended
Dec. 31, 2025
General and Administrative Expenditures [Abstract]
GENERAL AND ADMINISTRATIVE EXPENDITURES
15.	GENERAL AND ADMINISTRATIVE EXPENDITURES

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Filing and regulatory fees	$322,076	$51,230
Marketing and travel	401,037	9,177
Office and other	738,671	82,792
Professional fees	888,309	774,192
Salaries and benefits	3,519,698	137,594
Share-based compensation:	2,285,246	630,626
Transaction costs	511,471	–
	$8,666,508	$1,685,611